Operating Leases - Total Rent Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets
Gross rentals	$ 219,680	$ 240,389	$ 216,784
Sublease rentals	(4,463)	(21,961)	(5,416)
Total rental expense	215,217	218,428	211,368
Ships and containers
Operating Leased Assets
Gross rentals	182,998	198,137	175,905
Other
Operating Leased Assets
Gross rentals	$ 36,682	$ 42,252	$ 40,879